Offsets	Mar. 19, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93645
Initial Filing Date	Dec. 30, 2025
Fee Offset Claimed	$ 347.55
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Stellus Private Credit BDC
Form or Filing Type	SC TO
File Number	005-93645
Filing Date	Dec. 30, 2025
Fee Paid with Fee Offset Source	$ 347.55